UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Office
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     February 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $963,315 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    37685   480059 SH       SOLE                   406680        0    73379
BECTON DICKINSON & CO          COM              075887109    44011   562870 SH       SOLE                   471364        0    91506
BERKLEY W R CORP               COM              084423102    36628   970547 SH       SOLE                   831111        0   139436
CAMPBELL SOUP CO               COM              134429109    45586  1306557 SH       SOLE                  1089441        0   217116
CVS CAREMARK CORPORATION       COM              126650100    31083   642865 SH       SOLE                   563921        0    78944
EXELON CORP                    COM              30161N101    47141  1585116 SH       SOLE                  1334209        0   250907
EXPEDITORS INTL WASH INC       COM              302130109    25454   643587 SH       SOLE                   533412        0   110175
EXXON MOBIL CORP               COM              30231G102      411     4743 SH       SOLE                     2213        0     2530
FRANCE TELECOM                 SPONSORED ADR    35177Q105    38513  3485307 SH       SOLE                  2946712        0   538595
ISHARES TR                     BARCLYS 1-3 YR   464287457      460     5452 SH       SOLE                     3960        0     1492
JOHNSON & JOHNSON              COM              478160104    48220   687878 SH       SOLE                   580309        0   107569
MEDTRONIC INC                  COM              585055106    48110  1172854 SH       SOLE                   968701        0   204153
MICROSOFT CORP                 COM              594918104    49954  1870257 SH       SOLE                  1573067        0   297190
MOLSON COORS BREWING CO        CL B             60871R209    50367  1177075 SH       SOLE                   997061        0   180014
NEWMONT MINING CORP            COM              651639106    39654   853872 SH       SOLE                   742667        0   111205
NOVARTIS A G                   SPONSORED ADR    66987V109    77454  1223601 SH       SOLE                  1036501        0   187100
PAYCHEX INC                    COM              704326107    36986  1189261 SH       SOLE                  1011235        0   178026
PEOPLES UNITED FINANCIAL INC   COM              712704105    32321  2673363 SH       SOLE                  2211354        0   462009
PFIZER INC                     COM              717081103      343    13668 SH       SOLE                    13470        0      198
PROCTER & GAMBLE CO            COM              742718109    46962   691736 SH       SOLE                   580915        0   110821
SPECTRA ENERGY CORP            COM              847560109    30808  1125185 SH       SOLE                   930709        0   194476
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104    77478  5452327 SH       SOLE                  4607845        0   844482
SYSCO CORP                     COM              871829107    54519  1722021 SH       SOLE                  1437682        0   284339
ULTRA PETROLEUM CORP           COM              903914109      544    30000 SH       SOLE                        0        0    30000
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2818    34790 SH       SOLE                    11767        0    23023
WASTE MGMT INC DEL             COM              94106L109      256     7577 SH       SOLE                     7275        0      302
WESTERN UN CO                  COM              959802109    38238  2809567 SH       SOLE                  2388522        0   421045
XYLEM INC                      COM              98419M100    21311   786383 SH       SOLE                   645963        0   140420